JPMorgan U.S. Momentum Factor ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.7%
Aerospace & Defense — 2.1%
General Dynamics Corp.	4,535	1,027,948
Howmet Aerospace, Inc.	9,646	358,156
Lockheed Martin Corp.	2,308	955,073
Northrop Grumman Corp.	2,484	1,189,588
Raytheon Technologies Corp.	9,984	930,609
Textron, Inc.	6,709	440,379
		4,901,753
Automobiles & Parts — 2.7%
Ford Motor Co.	71,936	1,056,740
Gentex Corp.	8,388	236,709
Tesla, Inc. *	5,556	4,952,896
		6,246,345
Banks — 1.1%
Bank OZK	4,568	183,177
Discover Financial Services	3,351	338,451
East West Bancorp, Inc.	5,639	404,767
Pinnacle Financial Partners, Inc.	2,541	200,993
Popular, Inc. (Puerto Rico)	3,350	260,195
Regions Financial Corp.	26,095	552,692
Signature Bank	2,278	422,729
SVB Financial Group *	577	232,848
		2,595,852
Chemicals — 1.5%
Albemarle Corp.	3,059	747,344
Ashland Global Holdings, Inc.	1,426	143,270
CF Industries Holdings, Inc.	7,117	679,602
Element Solutions, Inc.	6,434	127,136
Huntsman Corp.	10,890	315,375
Mosaic Co. (The)	11,904	626,865
Olin Corp.	7,460	389,934
Westlake Corp.	3,855	375,246
		3,404,772
Construction & Materials — 2.0%
Acuity Brands, Inc.	1,581	288,374
Advanced Drainage Systems, Inc.	2,689	318,915
AECOM	7,778	560,016
Builders FirstSource, Inc. *	8,971	610,028
Carrier Global Corp.	17,775	720,421
Eagle Materials, Inc.	3,624	458,255
Louisiana-Pacific Corp.	7,510	477,861
Masco Corp.	1,042	57,706
Quanta Services, Inc.	4,909	681,026
Watsco, Inc.	1,179	322,987
		4,495,589

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Consumer Services — 0.6%
AMERCO	466	250,279
Copart, Inc. *	6,081	778,976
H&R Block, Inc.	8,136	325,115
Rollins, Inc.	1,050	40,498
		1,394,868
Electricity — 1.6%
Consolidated Edison, Inc.	8,292	823,147
Exelon Corp.	19,771	919,154
FirstEnergy Corp.	9,011	370,352
NRG Energy, Inc.	2,453	92,601
OGE Energy Corp.	6,446	264,802
Southern Co. (The)	7,052	542,228
Vistra Corp.	21,432	554,017
		3,566,301
Electronic & Electrical Equipment — 0.9%
Keysight Technologies, Inc. *	4,821	783,895
Mettler-Toledo International, Inc. *	591	797,691
nVent Electric plc	4,317	152,433
Waters Corp. *	1,175	427,735
		2,161,754
Finance & Credit Services — 0.7%
Morningstar, Inc.	859	219,346
MSCI, Inc.	1,792	862,561
SLM Corp.	26,422	412,183
		1,494,090
Food Producers — 1.4%
Archer-Daniels-Midland Co.	10,765	891,019
Bunge Ltd.	5,511	508,831
Corteva, Inc.	15,121	870,213
Darling Ingredients, Inc. *	7,356	509,624
Hershey Co. (The)	663	151,137
Pilgrim's Pride Corp. *	5,215	163,595
		3,094,419
Gas, Water & Multi-utilities — 0.8%
CenterPoint Energy, Inc.	20,975	664,698
National Fuel Gas Co.	6,349	459,287
NiSource, Inc.	18,626	566,230
WEC Energy Group, Inc.	641	66,542
		1,756,757
General Industrials — 1.0%
Carlisle Cos., Inc.	2,223	658,230
Crown Holdings, Inc.	5,270	535,854
Graphic Packaging Holding Co.	18,061	401,857
RPM International, Inc.	3,067	277,257

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
General Industrials — continued
Sealed Air Corp.	5,782	353,396
Valmont Industries, Inc.	596	161,802
		2,388,396
Health Care Providers — 2.6%
Acadia Healthcare Co., Inc. *	1,720	142,605
HCA Healthcare, Inc.	1,777	377,471
Humana, Inc.	1,146	552,372
IQVIA Holdings, Inc. *	4,075	979,100
UnitedHealth Group, Inc.	6,977	3,783,906
		5,835,454
Household Goods & Home Construction — 0.4%
DR Horton, Inc.	3,594	280,440
PulteGroup, Inc.	11,480	500,757
Tempur Sealy International, Inc.	9,035	248,282
		1,029,479
Industrial Engineering — 0.8%
Deere & Co.	3,925	1,346,981
Generac Holdings, Inc. *	1,815	486,965
		1,833,946
Industrial Metals & Mining — 0.5%
Cleveland-Cliffs, Inc. *	10,925	193,482
Fastenal Co.	3,310	170,001
Nucor Corp.	6,450	875,910
		1,239,393
Industrial Support Services — 3.9%
Accenture plc, Class A	8,283	2,536,752
American Express Co.	4,970	765,479
Bill.com Holdings, Inc. *	3,187	430,500
Capital One Financial Corp.	8,092	888,744
Cintas Corp.	1,987	845,449
Equifax, Inc.	3,214	671,437
FTI Consulting, Inc. *	1,495	244,522
Jack Henry & Associates, Inc.	3,153	655,099
Paychex, Inc.	6,997	897,575
Paylocity Holding Corp. *	2,393	492,790
Robert Half International, Inc.	5,306	419,917
		8,848,264
Industrial Transportation — 2.0%
JB Hunt Transport Services, Inc.	3,299	604,608
Norfolk Southern Corp.	3,782	949,925
Old Dominion Freight Line, Inc.	2,545	772,433
Ryder System, Inc.	3,492	273,493
United Parcel Service, Inc., Class B	9,788	1,907,583
		4,508,042

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Investment Banking & Brokerage Services — 4.9%
Affiliated Managers Group, Inc.	906	114,500
Ameriprise Financial, Inc.	2,406	649,427
Ares Management Corp.	8,154	584,234
Berkshire Hathaway, Inc., Class B *	10,760	3,234,456
Blackstone, Inc.	11,466	1,170,335
Charles Schwab Corp. (The)	19,377	1,337,982
Jefferies Financial Group, Inc.	17,289	563,103
KKR & Co., Inc.	14,515	805,002
LPL Financial Holdings, Inc.	3,127	656,420
Morgan Stanley	19,139	1,613,418
Nasdaq, Inc.	2,395	433,255
		11,162,132
Leisure Goods — 0.4%
Mattel, Inc. *	13,759	319,209
Pool Corp.	1,359	486,114
		805,323
Media — 0.7%
Interpublic Group of Cos., Inc. (The)	19,030	568,426
Liberty Media Corp-Liberty Formula One, Class C *	9,332	632,430
Trade Desk, Inc. (The), Class A *	11,056	497,520
		1,698,376
Medical Equipment & Services — 5.0%
Agilent Technologies, Inc.	6,185	829,408
Bio-Rad Laboratories, Inc., Class A *	951	535,660
Bio-Techne Corp.	1,558	600,266
Danaher Corp.	8,589	2,503,436
Dexcom, Inc. *	7,132	585,395
Insulet Corp. *	2,305	571,179
Quest Diagnostics, Inc.	4,144	565,946
Repligen Corp. *	2,971	633,893
ResMed, Inc.	2,975	715,547
STERIS plc	784	176,910
Thermo Fisher Scientific, Inc.	4,992	2,987,263
West Pharmaceutical Services, Inc.	2,045	702,580
		11,407,483
Non-life Insurance — 3.7%
American Financial Group, Inc.	3,897	520,951
Aon plc, Class A	3,937	1,145,825
Arch Capital Group Ltd. *	11,755	521,922
Arthur J Gallagher & Co.	5,023	899,067
Assured Guaranty Ltd.	2,155	125,830
Brown & Brown, Inc.	9,653	628,410
Chubb Ltd.	6,621	1,248,985
Marsh & McLennan Cos., Inc.	8,201	1,344,636
Old Republic International Corp.	11,189	260,368
Progressive Corp. (The)	9,999	1,150,485

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — continued
Ryan Specialty Holdings, Inc., Class A *	3,400	147,016
W R Berkley Corp.	8,490	530,880
		8,524,375
Non-Renewable Energy — 4.5%
Antero Midstream Corp.	21,223	213,503
Antero Resources Corp. *	12,662	501,922
Baker Hughes Co.	11,905	305,840
Cheniere Energy, Inc.	5,716	854,999
Chevron Corp.	12,146	1,989,272
ConocoPhillips	15,927	1,551,768
Continental Resources, Inc.	6,481	446,476
Coterra Energy, Inc.	4,596	140,592
Devon Energy Corp.	12,805	804,794
Diamondback Energy, Inc.	1,445	184,989
Hess Corp.	5,369	603,851
Marathon Oil Corp.	20,463	507,482
Occidental Petroleum Corp.	11,352	746,394
Pioneer Natural Resources Co.	3,550	841,173
Targa Resources Corp.	8,339	576,308
Texas Pacific Land Corp.	42	77,022
		10,346,385
Personal Care, Drug & Grocery Stores — 3.3%
Albertsons Cos., Inc., Class A	9,341	250,806
AmerisourceBergen Corp.	4,506	657,561
Casey's General Stores, Inc.	670	135,776
Church & Dwight Co., Inc.	1,267	111,458
CVS Health Corp.	13,700	1,310,816
Kroger Co. (The)	13,769	639,432
McKesson Corp.	2,914	995,364
Procter & Gamble Co. (The)	21,955	3,049,769
Spectrum Brands Holdings, Inc.	5,586	388,450
		7,539,432
Personal Goods — 2.0%
Capri Holdings Ltd. *	9,945	484,123
Deckers Outdoor Corp. *	1,801	564,091
Estee Lauder Cos., Inc. (The), Class A	3,964	1,082,568
NIKE, Inc., Class B	16,817	1,932,610
Tapestry, Inc.	16,146	542,990
		4,606,382
Pharmaceuticals, Biotechnology & Marijuana Producers — 6.4%
AbbVie, Inc.	21,886	3,140,860
Alnylam Pharmaceuticals, Inc. *	3,491	495,862
Catalent, Inc. *	5,199	588,007
Eli Lilly & Co.	10,446	3,443,942
Horizon Therapeutics plc *	6,562	544,449
Moderna, Inc. *	6,660	1,092,839

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Pfizer, Inc.	54,094	2,732,288
Seagen, Inc. *	3,788	681,764
United Therapeutics Corp. *	2,437	563,118
Zoetis, Inc.	7,326	1,337,361
		14,620,490
Real Estate Investment & Services — 0.5%
CBRE Group, Inc., Class A *	9,371	802,345
Jones Lang LaSalle, Inc. *	2,227	424,622
		1,226,967
Real Estate Investment Trusts — 3.0%
American Campus Communities, Inc.	8,111	529,810
Camden Property Trust	2,651	374,056
Crown Castle International Corp.	3,139	567,092
CubeSmart	8,223	377,189
Extra Space Storage, Inc.	3,869	733,253
Gaming and Leisure Properties, Inc.	6,306	327,849
Invitation Homes, Inc.	14,425	563,008
Iron Mountain, Inc.	11,604	562,678
Life Storage, Inc.	4,549	572,674
Prologis, Inc.	9,767	1,294,713
Weyerhaeuser Co.	20,055	728,397
WP Carey, Inc.	1,826	163,062
		6,793,781
Retailers — 6.6%
AutoNation, Inc. *	4,001	475,079
AutoZone, Inc. *	417	891,292
Bath & Body Works, Inc.	12,163	432,273
Costco Wholesale Corp.	5,434	2,941,424
Dick's Sporting Goods, Inc.	4,975	465,610
Dollar Tree, Inc. *	5,016	829,446
Five Below, Inc. *	3,119	396,331
GameStop Corp., Class A * (a)	15,209	517,258
Home Depot, Inc. (The)	12,265	3,691,029
Kohl's Corp.	8,089	235,714
Lowe's Cos., Inc.	4,298	823,196
O'Reilly Automotive, Inc. *	1,404	987,840
Penske Automotive Group, Inc.	1,758	201,274
TJX Cos., Inc. (The)	19,014	1,162,896
Tractor Supply Co.	1,354	259,264
Victoria's Secret & Co. *	3,776	139,561
Williams-Sonoma, Inc.	3,598	519,623
		14,969,110
Software & Computer Services — 13.3%
Adobe, Inc. *	6,118	2,509,114
Alphabet, Inc., Class A *	35,544	4,134,478
Amdocs Ltd.	4,263	371,137

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Atlassian Corp. plc, Class A *	3,020	632,146
CACI International, Inc., Class A *	1,059	320,125
Cadence Design Systems, Inc. *	5,784	1,076,287
Cloudflare, Inc., Class A *	7,946	399,843
Crowdstrike Holdings, Inc., Class A *	4,079	748,904
Datadog, Inc., Class A *	5,705	581,967
Dell Technologies, Inc., Class C	11,312	509,719
DXC Technology Co. *	13,045	412,222
Dynatrace, Inc. *	9,408	354,023
F5, Inc. *	2,083	348,611
Fortinet, Inc. *	14,550	867,908
Gartner, Inc. *	2,570	682,284
HubSpot, Inc. *	1,377	424,116
Intuit, Inc.	3,948	1,800,959
KBR, Inc.	8,054	428,714
Manhattan Associates, Inc. *	4,129	580,826
Microsoft Corp.	16,970	4,764,158
MongoDB, Inc. *	1,546	483,079
NCR Corp. *	7,016	227,669
NortonLifeLock, Inc.	22,519	552,391
Oracle Corp.	22,647	1,762,843
Palo Alto Networks, Inc. *	1,902	949,288
Paycom Software, Inc. *	1,463	483,507
Roper Technologies, Inc.	1,136	496,057
ServiceNow, Inc. *	2,838	1,267,621
Synopsys, Inc. *	3,026	1,112,055
Tyler Technologies, Inc. *	1,514	604,086
Zscaler, Inc. *	2,555	396,178
		30,282,315
Technology Hardware & Equipment — 13.5%
Advanced Micro Devices, Inc. *	21,732	2,053,022
Apple, Inc.	31,425	5,106,877
Applied Materials, Inc.	13,609	1,442,282
Avnet, Inc.	5,261	251,844
Broadcom, Inc.	5,071	2,715,419
CDW Corp.	4,008	727,572
Cirrus Logic, Inc. *	1,276	109,047
Concentrix Corp.	2,287	305,909
Corning, Inc.	20,466	752,330
Entegris, Inc.	5,659	621,924
HP, Inc.	23,397	781,226
Jabil, Inc.	8,710	516,851
KLA Corp.	2,878	1,103,828
Lam Research Corp.	2,381	1,191,714
Marvell Technology, Inc.	17,130	953,799
Monolithic Power Systems, Inc.	1,498	696,151
NetApp, Inc.	8,270	589,899

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
NVIDIA Corp.	22,229	4,037,453
ON Semiconductor Corp. *	11,764	785,600
Pure Storage, Inc., Class A *	19,481	552,286
QUALCOMM, Inc.	9,219	1,337,308
Switch, Inc., Class A	14,354	485,309
TD SYNNEX Corp.	2,000	200,840
Teradyne, Inc.	5,963	601,607
Texas Instruments, Inc.	12,608	2,255,445
Wolfspeed, Inc. *	6,289	523,874
		30,699,416
Telecommunications Equipment — 2.0%
Arista Networks, Inc. *	7,179	837,287
Cisco Systems, Inc.	38,145	1,730,639
Juniper Networks, Inc.	18,319	513,481
Lumentum Holdings, Inc. *	5,917	535,252
Motorola Solutions, Inc.	3,808	908,551
		4,525,210
Telecommunications Service Providers — 0.7%
AT&T, Inc.	56,035	1,052,337
Comcast Corp., Class A	15,158	568,728
		1,621,065
Tobacco — 0.6%
Altria Group, Inc.	5,264	230,879
Philip Morris International, Inc.	12,395	1,204,174
		1,435,053
Travel & Leisure — 1.1%
Boyd Gaming Corp.	8,204	455,404
Chipotle Mexican Grill, Inc. *	630	985,458
Choice Hotels International, Inc.	2,117	255,882
Hilton Worldwide Holdings, Inc.	6,128	784,813
		2,481,557
Waste & Disposal Services — 0.9%
Republic Services, Inc.	5,591	775,248
Waste Management, Inc.	7,198	1,184,503
		1,959,751
Total Common Stocks (Cost $236,911,295)		227,500,077
Short-Term Investments — 0.3%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)(Cost $294,384)	294,384	294,384

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)(Cost $330,544)	330,544	330,544
Total Short-Term Investments (Cost $624,928)		624,928
Total Investments — 100.0% (Cost $237,536,223)		228,125,005
Liabilities in Excess of Other Assets — (0.0)% ^		(76,322)
NET ASSETS — 100.0%		228,048,683

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $495,730.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2022.
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-Mini S&P 500 Index	17	09/16/2022	USD	351,454	33,846

Abbreviations
USD	United States Dollar

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$228,125,005	$—	$—	$228,125,005
Appreciation in Other Financial Instruments
Futures Contracts (a)	$33,846	$—	$—	$33,846

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	$155,476	$6,904,117	$6,765,209	$—	$—	$294,384	294,384	$1,191	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	1,686,209	13,954,336	15,310,001	—	—	330,544	330,544	4,184	—
Total	$1,841,685	$20,858,453	$22,075,210	$—	$—	$624,928		$5,375	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.